RELATED PARTY DISCLOSURES - Schedule of related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY DISCLOSURES
Purchase of condiment products and instant hot pot products	$ 16,576	$ 13,712	$ 12,057
Interest expenses			3,829
Office expenses charges			245
Interest income			$ 224
Disposal of a subsidiary		$ 605